SUMMARY OF QUARTERLY RESULTS (UNAUDITED) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 210,512	$ 201,974	$ 197,711	$ 133,420	$ 131,321	$ 130,665	$ 121,800	$ 121,001	$ 743,617	$ 504,787	$ 418,714
Net income	63,543	83,254	43,466	43,052	56,990	61,713	46,817	55,829	233,315	221,349	172,521
Net income available to common stockholders	$ 60,642	$ 79,402	$ 41,428	$ 43,052	$ 56,990	$ 61,713	$ 46,817	$ 55,829	$ 224,524	$ 221,349	$ 172,521
Net income available to common per share:
Basic	$ 0.32	$ 0.43	$ 0.23	$ 0.32	$ 0.45	$ 0.48	$ 0.37	$ 0.45	$ 1.30	$ 1.75	$ 1.47
Net income per share:
Diluted	0.32	0.43	0.22	0.32	0.44	0.48	0.37	0.45	1.29	1.74	1.46
Cash dividends paid on common stock	$ 0.56	$ 0.55	$ 0.54	$ 0.53	$ 0.52	$ 0.51	$ 0.50	$ 0.49	$ 2.18	$ 2.02	$ 1.86